Cover Page	Apr. 03, 2023
Entity Information [Line Items]
Entity Registrant Name	Evergy, Inc.
Entity Central Index Key	0001711269
Document Type	8-K
Document Period End Date	Apr. 03, 2023
Entity Incorporation, State or Country Code	MO
Entity File Number	001-38515
Entity Tax Identification Number	82-2733395
Entity Address, Address Line One	1200 Main Street
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64105
City Area Code	816
Local Phone Number	556-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Evergy, Inc. common stock
Trading Symbol	EVRG
Security Exchange Name	NASDAQ
Amendment Flag	false
Evergy Metro Inc [Member]
Entity Information [Line Items]
Entity Registrant Name	Evergy Metro, Inc.
Entity Central Index Key	0000054476
Entity Incorporation, State or Country Code	MO
Entity File Number	000-51873
Entity Tax Identification Number	44-0308720
Entity Address, Address Line One	1200 Main Street
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64105
City Area Code	816
Local Phone Number	556-2200